SUMMARY OF CHANGES IN STOCK OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Share-based Payment Arrangement [Abstract]
Shares Outstanding, Beginning Balance	1,011,768	560,490,000	330,071,000
Weighted-Average Exercise Price, Outstanding, Beginning	$ 33.43	$ 71.56	$ 122.79
Weighted Average Remaining Contractual Life In Years, Outstanding, Beginning	8 years 14 days	7 years 4 months 2 days	6 years 6 months 21 days
Aggregate Intrinsic Value, Beginning	$ 4	$ 1
Shares, Granted	50,000	645,000	265,882
Weighted-Average Exercise Price, Granted	$ 0.39	$ 0.61	$ 2.36
Shares, Exercised	(333)
Weighted average exercise price, Exercised	$ 0.30
Shares, Cancelled or Expired	(160,963)	(193,722,000)	(35,463,000)
Weighted-Average Exercise Price, Cancelled or Expired	$ 102.78	$ 34.47	$ 29.52
Shares Outstanding, Ending Balance	900,472	1,011,768	560,490,000
Weighted-Average Exercise Price, Outstanding, Ending	$ 19.21	$ 33.43	$ 71.56
Weighted Average Remaining Contractual Life In Years, Outstanding, Ending balance	8 years 3 days	8 years 14 days
Aggregate Intrinsic Value, Ending	$ 14	$ 4	$ 1
Shares, Vested and Exercisable	365,964,000	307,467
Weighted Average Exercise Price, Vested and Exercisable	$ 46.14	$ 105.69
Weighted Average Remaining Contractual Life In Years, Vested and Exercisable	6 years 10 months 6 days	4 years 10 months 28 days
Aggregate Intrinsic Value, Vested and Exercisable	$ 4	$ 1
Shares, Vested and Exercisable	365,964,000	307,467
Weighted-Average Exercise Price, Vested and Exercisable	$ 46.14	$ 105.69
Aggregate Intrinsic Value, Vested and Exercisable	$ 4	$ 1